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                                                            [METLIFE LETTERHEAD]

METLIFE INVESTORS USA INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

November 13, 2008

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors USA Insurance Company and
    MetLife Investors USA Separate Account A
    File Nos. 333-54470/811-03365
    (Series L and Series L - 4 Year)
    Rule 497(j) Certification
    -------------------------------------------

Members of the Commission:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of one Prospectus Supplement, dated November 10, 2008 to the April 28, 2008 Prospectus (as supplemented) (Series L contract), two Prospectus Supplements, dated November 10, 2008 to the April 28, 2008 Prospectuses (as supplemented) (Series L and Series L - 4 Year contracts), and Statement of Additional Information ("SAI"), dated April 28, 2008, as revised November 10, 2008, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements and SAI contained in Post-Effective Amendment No. 19 for the Account filed electronically with the Commission on October 28, 2008.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company